Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,277,132	$ 1,247,700
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	553,504	534,978
Undrawn commitments	132,184	132,195
Other exposures	131,983	130,471
Total	817,671	797,644
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	400,268	392,143
Undrawn commitments	59,193	57,913
Total	459,461	450,056
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	1,086,376
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	491,347
Undrawn commitments	129,035
Other exposures	123,432
Total	743,814
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	284,232
Undrawn commitments	58,330
Total	342,562
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	190,756
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	62,157
Undrawn commitments	3,149
Other exposures	8,551
Total	73,857
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	116,036
Undrawn commitments	863
Total	$ 116,899	$ 111,000